Stock-Based Compensation Restricted Stock Units (Details) - Long-Term Incentive Plans - Restricted Stock Units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of award	Restricted stock unit awards granted to key employees generally vest after three years. U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
Common Shares
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	1,310,000
Granted number of shares	557,000
Vested number of shares	(294,000)
Forfeited number of shares	(90,000)
Nonvested stock units, end of period - Number of shares	1,483,000	1,310,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 40.74
Granted weighted average grant date fair value	38.04	$ 43.32	$ 37.24
Vested weighted average grant date fair value	41.24
Forfeited weighted average grant date fair value	40.07
Nonvested stock units - end of period weighted average grant date fair value	$ 39.67	$ 40.74
Fair value of vested stock units	$ 11	$ 15	$ 13